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August 11, 2005

Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registration and Examinations
Mail Stop 0-25
100 F Street, N.E.
Washington, D.C. 20549

Re: Capstone Church Bond Fund ("Registrant") - File Nos. 333-120044; 811-21662

Dear Sirs:

Enclosed for filing pursuant to Rule 472 under the Securities Act of 1933 is Pre-Effective Amendment No. 3 to Registrant's registration statement on Form N-2. This amendment updates certain financial and administrative information and is intended to be used as a "red herring." Registrant anticipates that it will file a further pre-effective amendment containing audited seed capital financial statements and a request for acceleration at such time as is determined, in consultation with the staff of the Securities and Exchange Commission, to be necessary to permit Registrant's registration statement to be made effective October 1, 2005.

Sincerely,

/s/ Olivia P. Adler
Olivia P. Adler

Associate